RELATED PARTY TRANSACTIONS - Loans from Affiliates (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017
AXA | Term Loan, due 2024 | 3-Month LIBOR
Related Party Transaction [Line Items]
Basis spread on variable rate	1.06%
AXA | Loan Maturity 2022 | London Interbank Offered Rate (LIBOR)
Related Party Transaction [Line Items]
Basis spread on variable rate	1.44%
AXA | Note Maturity June 2018 | London Interbank Offered Rate (LIBOR)
Related Party Transaction [Line Items]
Basis spread on variable rate	0.439%
AXA Japan Suborinated Notes | Subordinated Notes Due 2020 | London Interbank Offered Rate (LIBOR)
Related Party Transaction [Line Items]
Basis spread on variable rate	1.20%
AXA Belgium Loan | Note Maturity 2018 | EURIBOR Plus Zero Point Zero Six
Related Party Transaction [Line Items]
Basis spread on variable rate	0.06%
Coliseum Reinsurance Company | Loan Maturity 2028
Related Party Transaction [Line Items]
Debt instrument, stated percentage	4.75%
AXA America Corporate Solutions Inc | Loan Maturity 2018
Related Party Transaction [Line Items]
Debt instrument, stated percentage	1.85%